Business Segment Information (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Segment Information [Abstract]
Operating revenues derived from any customer did not exceed 10% of consolidated revenues	$ 0	$ 0	$ 0
Operating revenues from U.S. Operations	44,400,000,000	43,400,000,000	41,200,000,000
Percent of Operating revenues from U.S. Operations representative of consolidated operating revenues	68.00%	85.00%	88.00%
Segment Reporting Information [Line Items]
Total assets	796,226,000,000	728,249,000,000
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total assets	30,040,000,000	29,090,000,000
Prior period reclassifications to conform with current period presentation in connection with reclassifications that affected assets, liabilities and results of operations on a segment basis with no impact to the consolidated results	13,000,000	(2,000,000)	(12,000,000)
Prior period adjustment to consolidated operating earnings tax expense	(10,000,000)	(2,000,000)	1,000,000
Japan [Member]
Segment Reporting Information [Line Items]
Operating revenues from Japan operations	9,300,000,000	0	0
Percent of operating revenues from Japan representative of consolidated operating revenues	14.00%
Total assets	103,900,000,000	87,500,000,000
Percent of total assets from Japan operations	13.00%	12.00%
Retail [Member]
Segment Reporting Information [Line Items]
Total assets	301,591,000,000	277,948,000,000
Prior period reclassifications to conform with current period presentation in connection with reclassifications that affected assets, liabilities and results of operations on a segment basis with no impact to the consolidated results	75,000,000	205,000,000	221,000,000
Prior period adjustment to consolidated operating earnings tax expense	8,000,000	(63,000,000)	(71,000,000)
GMIB [Member]
Segment Reporting Information [Line Items]
Prior period reclassifications to conform with current period presentation in connection with reclassifications that affected assets, liabilities and results of operations on a segment basis with no impact to the consolidated results		(64,000,000)	(90,000,000)
Prior period adjustment to consolidated operating earnings tax expense		(34,000,000)	(49,000,000)
Divested Business of Certain Operations of MetLife Bank & Caribbean Business [Member]
Segment Reporting Information [Line Items]
Prior period reclassifications to conform with current period presentation in connection with reclassifications that affected assets, liabilities and results of operations on a segment basis with no impact to the consolidated results		111,000,000	211,000,000
Prior period adjustment to consolidated operating earnings tax expense		66,000,000	139,000,000
Certain Operations of MetLife Bank Reported as Divested Business [Member]
Segment Reporting Information [Line Items]
Prior period reclassifications to conform with current period presentation in connection with reclassifications that affected assets, liabilities and results of operations on a segment basis with no impact to the consolidated results	(91,000,000)	(131,000,000)	(76,000,000)
Prior period adjustment to consolidated operating earnings tax expense	$ 55,000,000	$ 75,000,000	$ 46,000,000